Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Payables
Trade payables
	12.31.2021	12.31.2020
Third parties in Brazil	3,556	2,828
Third parties abroad	1,861	3,603
Related parties	66	428
Total in current liabilities	5,483	6,859